Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2017
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Prepaid expenses and other assets
11.	Prepaid expenses and other assets

	December 31, 2017	December 31, 2016

Prepaid expenses	$13,816	$12,303
Amounts prepaid to related parties (Note 23)	35,736	11,153
	$49,552	$23,456